UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8644

The Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio of Investments

March 31, 2007 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS — (96.3%)
7,000	Abbott Laboratories	$390,600
9,500	Accenture Ltd., Class A	366,130
8,800	Alberto-Culver Co.	201,344
3,000	Apple Computer, Inc.*	278,730
8,100	AT&T, Inc.	319,383
7,900	Baxter International, Inc.	416,093
4,800	Biogen Idec, Inc.*	213,024
3,050	Boeing Co.	271,176
4,149	Burger King Holdings, Inc.	89,618
6,325	Campbell Soup Co.	246,359
3,625	Caterpillar, Inc.	242,984
4,200	Chevron Corp.	310,632
21,000	Cisco Systems, Inc.*	536,130
6,400	Coach, Inc.*	320,320
5,050	Colgate-Palmolive Co.	337,289
4,075	Danaher Corp.	291,159
8,800	Dell, Inc.*	204,248
3,425	Devon Energy Corp.	237,079
6,025	Ebay, Inc.*	199,729
6,375	Emerson Electric Co.	274,699
5,300	Federated Investors, Inc., Class B	194,616
4,950	Fiserv, Inc.*	262,647
2,550	Franklin Resources, Inc.	308,116
4,750	Gilead Sciences, Inc.*	363,375
700	Google Inc., Class A*	320,712
5,500	Hewlett-Packard Co.	220,770
6,025	Honeywell International, Inc.	277,511
5,800	Illinois Tool Works, Inc.	299,280
13,625	Intel Corp.	260,646
3,600	International Business Machines Corp.	339,336
5,500	ITT Corp.	331,760
8,425	J.P. Morgan Chase & Co.	407,601
4,525	Johnson & Johnson	272,676
5,100	Kellogg Co.	262,293
2,800	Kohl’s Corp.*	214,508
9,550	Kroger Co.	269,788
4,600	Lincoln National Corp.	311,834
3,300	Manpower, Inc.	243,441
4,675	Marriott International, Inc., Class A	228,888
8,200	McDonald’s Corp.	369,410
5,350	Merck & Co., Inc.	236,310
15,800	Microsoft Corp.	440,346
5,500	Monsanto Co.	302,280
3,925	Morgan Stanley	309,133
4,400	National-Oilwell Varco, Inc.*	342,276
15,700	News Corp., Class B	384,179
11,700	Oracle Corp.*	212,121
5,225	PepsiCo, Inc.	332,101
3,425	Phillips-Van Heusen	201,390
4,775	Praxair, Inc.	300,634
6,500	Procter & Gamble Co.	410,540
7,400	QUALCOMM, Inc.	315,684
4,000	Roper Industries, Inc.	219,520
4,175	Schlumberger Ltd.	288,492
3,800	Stericycle, Inc.*	309,700
5,000	T. Rowe Price Group, Inc.	235,950
1,500	Teleflex, Inc.	102,105
9,400	The Walt Disney Co.	323,642
6,800	Thermo Electron Corp.*	317,900
4,700	United Technologies Corp.	305,500
5,800	Varian Semiconductor Equipment Associates, Inc.*	309,604
3,675	Waters Corp.*	213,150
4,400	Zimmer Holdings, Inc.*	375,804

Total Common Stocks		18,294,295

MONEY MARKET FUNDS — (3.9%)
371,389	Dreyfus Cash Management Money Market Fund	371,389
371,403	Federated Prime Value Obligations Money Market Fund	371,403

Total Money Market Funds		742,792

Total Investments (Cost $ 17,124,119)(a) — 100.2%		19,037,087

Liabilities in excess of other assets — (0.2)%		(40,708)

NET ASSETS — 100.0%		$18,996,379

See notes to schedules of portfolio investments.

Fifth Third Balanced VIP Fund

Schedule of Portfolio of Investments

March 31, 2007 (Unaudited)

Shares or Principal	Security
Amount	Description	Value

COMMON STOCKS — (68.1%)
487	3M Co.	$37,222
458	Abbott Laboratories	25,556
520	Air Products and Chemicals, Inc.	38,423
596	Amdocs Ltd.*	21,742
492	American International Group, Inc.	33,072
601	Analog Devices, Inc.	20,729
1,372	AT&T, Inc.	54,098
953	Automatic Data Processing, Inc.	46,125
844	Bank of New York Co., Inc.	34,224
257	Becton, Dickinson & Co.	19,761
871	Cisco Systems, Inc.*	22,237
525	Citigroup, Inc.	26,954
731	Coca-Cola Co.	35,088
192	ConocoPhillips	13,123
509	Duke Energy Corp.	10,328
637	E. I. du Pont de Nemours & Co.	31,487
580	Emerson Electric Co.	24,992
165	EOG Resources, Inc.	11,771
814	Exxon Mobil Corp.	61,416
204	FPL Group, Inc.	12,479
1,373	General Electric Co.	48,549
270	Genworth Financial, Inc., Class A	9,434
1,091	Home Depot, Inc.	40,083
272	Honeywell International, Inc.	12,528
1,269	J.P. Morgan Chase & Co.	61,394
226	Jacobs Engineering Group, Inc.*	10,543
577	Johnson & Johnson	34,770
170	Johnson Controls, Inc.	16,085
267	Kellogg Co.	13,732
189	Lehman Brothers Holdings, Inc.	13,243
371	McDonald’s Corp.	16,714
371	Microchip Technology, Inc.	13,182
946	Microsoft Corp.	26,365
429	Novartis AG ADR	23,436
96	Omnicom Group, Inc.	9,829
1,232	Oracle Corp.*	22,336
297	PepsiCo, Inc.	18,877
265	Praxair, Inc.	16,684
586	Procter & Gamble Co.	37,012
450	Prudential Financial, Inc.	40,617
144	Questar Corp.	12,846
487	Schlumberger Ltd.	33,652
254	Spectra Energy Corp.	6,673
897	Synovus Financial Corp.	29,009
683	Target Corp.	40,475
434	Texas Instruments, Inc.	13,063
946	TJX Companies, Inc.	25,504
339	United Technologies Corp.	22,035
260	Weatherford International Ltd.*	11,726
653	Wells Fargo & Co.	22,483
646	Wyeth	32,319
344	Zimmer Holdings, Inc.*	29,381
Total Common Stocks		1,345,406

U.S. GOVERNMENT AGENCY — (31.0%)
Fannie Mae – 14.6%
$30,000	5.75%, 2/15/08	30,160
75,000	6.63%, 9/15/09 - 11/15/10	78,977
25,000	5.50%, 3/15/11	25,571
50,000	5.13%, 1/2/14	50,065
50,000	4.13%, 4/15/14	47,627
30,000	5.00%, 2/13/17	29,940
20,000	7.25%, 5/15/30	25,224
		287,654
Federal Home Loan Bank — 4.3%
25,000	4.63%, 2/15/12	24,759
25,000	3.88%, 6/14/13	23,647
30,000	7.13%, 2/15/30	37,343
		85,749
Freddie Mac — 12.1%
50,000	2.88%, 5/15/07	49,856
35,000	2.75%, 3/15/08	34,257
50,000	3.63%, 9/15/08	49,109
50,000	3.38%, 4/15/09	48,560
30,000	6.00%, 6/15/11	31,304
25,000	5.13%, 7/15/12	25,336
		238,722
Total U.S. Government Agency		611,735

U.S. TREASURY OBLIGATIONS — (1.0%)
U.S. Treasury Note
15,000	4.50%, 2/15/16	14,847
5,000	6.13%, 11/15/27	5,773
Total U.S. Treasury Obligations		20,620

MONEY MARKET FUNDS — (0.4%)
5,280	Dreyfus Cash Management Money Market Fund	5,280
2,272	Federated Prime Value Obligations Money Market Fund	2,272

Total Money Market Funds		7,552

Total Investments (Cost $ 1,767,557)(a) — 100.5%		1,985,313

Liabilities in excess of other assets — (0.5)%		(9,360)

NET ASSETS — 100.0%		$1,975,953

See notes to schedules of portfolio investments.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio of Investments

March 31, 2007 (Unaudited)

	Security
Shares	Description	Value

COMMON STOCKS — (98.7%)
4,525	Abercrombie & Fitch Co., Class A	$342,452
3,700	Allegheny Technologies, Inc.	394,753
1,755	Allergan, Inc.	194,489
3,100	Alliance Data Systems Corp.*	191,022
8,300	Amdocs Ltd.*	302,784
4,100	Autodesk, Inc.*	154,160
5,600	C.H. Robinson Worldwide, Inc.	267,400
2,200	C.R. Bard, Inc.	174,922
15,600	Cadence Design Systems, Inc.*	328,536
11,500	CapitalSource, Inc.	288,995
10,400	Carters, Inc.*	263,536
3,500	Children’s Place Retail Stores, Inc.*	195,160
4,280	Coach, Inc.*	214,214
2,000	Cognizant Technology Solutions Corp.*	176,540
12,750	Coldwater Creek, Inc.*	258,570
5,000	Community Health Systems, Inc.*	176,250
5,708	Complete Production Services, Inc.*	113,646
2,650	Corporate Executive Board Co.	201,294
4,300	Covance, Inc.*	255,162
4,000	Coventry Health Care, Inc.*	224,200
10,700	Cytyc Corp.*	366,047
6,600	DaVita, Inc.*	351,912
7,200	E*TRADE Financial Corp.*	152,784
5,800	Electronic Arts, Inc.*	292,088
4,575	Express Scripts, Inc.*	369,294
5,000	FormFactor, Inc.*	223,750
6,700	Gardner Denver, Inc.*	233,495
4,200	GEN-Probe, Inc.*	197,736
3,331	GlobalSantaFe Corp.	205,456
9,140	Guess?, Inc.	370,079
6,700	Herbalife Ltd.*	262,573
4,000	IDEX Corp.	203,520
6,700	International Game Technology	270,546
5,700	Intuit, Inc.*	155,952
4,200	ITT Industries, Inc.	253,344
3,300	J.C. Penney Co., Inc.	271,128
2,700	Jones Lang LaSalle, Inc.	281,556
6,575	Joy Global, Inc.	282,067
4,000	Laureate Education, Inc.*	235,880
4,600	Manpower, Inc.	339,342
6,800	Marriott International, Inc., Class A	332,928
2,600	Martin Marietta Materials, Inc.	351,520
4,500	MEMC Electronic Materials, Inc.*	272,610
3,460	MICROS Systems, Inc.*	186,805
11,900	National Semiconductor Corp.	287,266
5,400	National-Oilwell Varco, Inc.*	420,066
4,600	Network Appliance, Inc.*	167,992
6,100	NII Holdings, Inc.*	452,498
2,500	NVIDIA Corp.*	71,950
7,250	Pharmaceutical Product Development, Inc.	244,253
3,200	Polo Ralph Lauren Corp.	282,080
4,200	Precision Castparts Corp.	437,010
5,200	ProAssurance Corp.*	265,980
7,000	Psychiatric Solutions, Inc.*	282,170
7,150	Respironics, Inc.*	300,228
8,700	Scientific Games Corp., Class A*	285,621
6,800	Spirit Aerosystems Holding Inc., Class A*	216,580
3,550	Starwood Hotels & Resorts Worldwide, Inc.	230,218
3,904	Stericycle, Inc.*	318,176
8,000	T. Rowe Price Group, Inc.	377,520
8,400	Thermo Electron Corp.*	392,700
10,675	Time Warner Telecom, Inc., Class A*	221,720
4,400	Tractor Supply Co.*	226,600
4,450	Ultra Petroleum Corp.*	236,429
7,200	Urban Outfitters, Inc.*	190,872
7,500	VCA Antech, Inc.*	272,325
5,300	WESCO International, Inc.*	332,734
9,000	Western Digital Corp.*	151,290
5,200	XTO Energy, Inc.	285,012
1,100	Zions Bancorp	92,972
Total Common Stocks		18,222,759

MONEY MARKET FUNDS — (4.4%)
421,975	Dreyfus Cash Management Money Market Fund	421,975
397,552	Federated Prime Value Obligations Money Market Fund	397,552

Total Money Market Funds		819,527

Total Investments (Cost $ 14,591,150)(a) — 103.1%		19,042,286

Liabilities in excess of other assets — (3.1)%		(582,521)

NET ASSETS — 100.0%		$18,459,765

See notes to schedules of portfolio investments.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio of Investments

March 31, 2007 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS — (97.0%)
4,500	3M Co.	$343,935
7,424	Abbott Laboratories	414,259
12,133	Alcoa, Inc.	411,309
7,932	Allstate Corp.	476,396
6,199	Altria Group, Inc.	544,334
9,299	American International Group, Inc.	625,079
18,200	Applied Materials, Inc.	333,424
28,047	AT&T, Inc.	1,105,893
20,104	Bank of America Corp.	1,025,706
16,500	Bank of New York Co., Inc.	669,075
6,200	Carnival Corp., Class A	290,532
3,154	Caterpillar, Inc.	211,413
12,469	Chevron Corp.	922,207
2,506	CIT Group, Inc.	132,618
8,792	Citigroup, Inc.	451,381
3,420	Computer Sciences Corp.*	178,285
7,516	ConAgra, Inc.	187,224
13,112	ConocoPhillips	896,205
4,208	CVS Corp.	143,661
12,875	Dow Chemical Co.	590,447
6,993	Duke Energy Corp.	141,888
2,840	E. I. du Pont de Nemours & Co.	140,381
5,501	Edison International	270,264
2,560	Eli Lilly & Co.	137,498
9,552	Exxon Mobil Corp.	720,698
6,731	Fiserv, Inc.*	357,147
3,362	Fortune Brands, Inc.	264,993
3,441	FPL Group, Inc.	210,486
7,655	Gannett Co., Inc.	430,900
20,790	General Electric Co.	735,134
7,567	Halliburton Co.	240,177
5,918	Hartford Financial Services Group, Inc.	565,642
6,050	Honeywell International, Inc.	278,663
2,525	IBM Corp.	238,007
25,100	Intel Corp.	480,163
22,125	J.P. Morgan Chase & Co.	1,070,407
12,997	Johnson & Johnson	783,199
13,703	Kraft Foods, Inc., Class A	433,837
5,072	Marathon Oil Corp.	501,266
7,452	McDonald’s Corp.	335,713
5,538	Medco Health Solutions, Inc.*	401,671
3,478	Merrill Lynch & Co., Inc.	284,048
15,500	MetLife, Inc.	978,825
2,813	Molson Coors Brewing Co., Class B	266,166
2,926	Morgan Stanley	230,452
12,339	National City Corp.	459,628
1,744	Northrop Grumman Corp.	129,440
2,608	Parker Hannifin Corp.	225,096
27,017	Pfizer, Inc.	682,449
2,875	Pinnacle West Capital Corp.	138,719
8,366	Pitney Bowes, Inc.	379,733
10,466	R.R. Donnelley & Sons Co.	382,951
5,927	Spectra Energy Corp.	155,702
8,800	Sprint Nextel Corp.	166,848
3,438	Sunoco, Inc.	242,173
9,275	SunTrust Banks, Inc.	770,196
1,900	The Black & Decker Corp.	155,078
12,064	TJX Companies, Inc.	325,245
5,009	United Technologies Corp.	325,585
2,879	Unitedhealth Group, Inc.	152,501
8,492	UST, Inc.	492,366
13,729	Verizon Communications, Inc.	520,604
5,130	Wal-Mart Stores, Inc.	240,853
8,401	Windstream Corp.	123,411
Total Common Stocks		26,519,586

MONEY MARKET FUNDS — (3.0%)
433,503	Dreyfus Cash Management Money Market Fund	433,503
392,130	Federated Prime Value Obligations Money Market Fund	392,130

Total Money Market Funds		825,633

Total Investments (Cost $ 23,253,442)(a) — 100.0%		27,345,219

Liabilities in excess of other assets — (0.0)%		(15,070)

NET ASSETS — 100.0%		$27,330,149

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

March 31, 2007

*               Non-income producing security.

(a)             Represents cost for financial reporting purposes.

ADR –     American Depositary Receipt

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows:

	Cost of Investments	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Quality Growth VIP Fund	$17,127,275	$1,909,812	$2,136,732	$(226,920)
Balanced VIP Fund	1,773,660	211,653	225,084	(13,431)
Mid Cap VIP Fund	14,591,150	4,451,136	4,734,169	(283,033)
Disciplined Value VIP Fund	23,259,871	4,085,348	4,299,119	(213,771)

The investment concentrations for the Funds as a percentage of net assets, by industry, as of March 31, 2007, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	—	0.50%	—	—
Aerospace/Defense	3.04%	1.12%	1.17%	1.66%
Agriculture	—	—	—	1.80%
Apparel	2.75%	—	6.10%	—
Auto Parts & Equipment	—	0.81%	—	—
Banks	—	4.34%	2.07%	10.70%
Beverages	1.75%	2.73%	—	0.97%
Biotechnology	1.12%	—	—	—
Building Materials	—	2.03%	—	—
Cash Equivalents	3.91%	0.38%	4.44%	3.02%
Chemicals	3.17%	4.38%	—	2.67%
Commercial Services	3.21%	—	6.55%	1.40%
Computers	6.87%	—	3.56%	2.83%
Cosmetics/Personal Care	5.00%	1.87%	—	—
Distribution/Wholesale	1.12%	—	1.80%	—
Diversified Financial Services	5.02%	5.14%	2.87%	7.94%
Electric	—	1.15%	—	2.79%
Electrical Components & Equipment	1.45%	1.26%	—	—
Electronics	1.67%	—	3.60%	0.82%
Engineering & Construction	—	0.53%	—	—
Entertainment	—	—	3.01%	—
Environmental Control	1.63%	—	1.72%	—
Food	4.10%	0.69%	—	2.27%
Food Service	0.47%	—	—	—
Hand/Machine Tools	—	—	—	0.57%
Healthcare-Products	3.41%	4.25%	7.50%	2.87%
Healthcare-Services	—	—	5.08%	—
Household Products/Wares	—	—	—	0.97%
Insurance	1.64%	4.21%	1.44%	10.20%
Internet	2.74%	—	—	—
Investment Companies	2.65%	—	—	—
Iron/Steel	—	—	2.14%	—
Leisure Time	—	—	—	1.06%
Lodging	1.20%	—	3.05%	—
Machinery-Construction & Mining	1.28%	—	2.63%	0.77%
Machinery-Diversified	—	—	1.26%	—
Media	3.73%	—	—	1.58%
Metal Fabricate/Hardware	—	—	2.37%	—
Mining	—	—	—	1.50%
Miscellaneous Manufacturing	10.19%	4.97%	3.28%	6.96%
Office/Business Equipment	—	—	—	1.39%
Oil & Gas	2.88%	4.37%	4.55%	12.00%
Oil & Gas Services	3.32%	2.30%	2.28%	0.88%
Pharmaceuticals	5.21%	4.12%	5.95%	5.99%
Pipelines	—	0.99%	—	0.57%
Real Estate	—	—	1.53%	—
Retail	3.07%	4.18%	8.10%	3.83%
Semiconductors	3.00%	2.38%	3.16%	2.98%
Software	3.43%	4.80%	4.26%	—
Sovereign	—	32.04%	—	—
Storage/Warehousing	—	—	0.91%	—
Telecommunications	6.17%	4.96%	5.27%	7.01%
Transportation	—	—	1.45%	—

Notes to Schedules of Portfolio Investments, continued

March 31, 2007 (Unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Coventry Funds Trust (the “Trust”), specifically, the Fifth Third Quality Growth VIP Fund (“Quality Growth VIP Fund”), the Fifth Third Balanced VIP Fund (“Balanced VIP Fund”), the Fifth Third Mid Cap VIP Fund (“Mid Cap VIP Fund”) and the Fifth Third Disciplined Value VIP Fund (“Disciplined Value VIP Fund”) (individually a “Fund” and collectively the “Fifth Third Variable Insurance Funds” or “Funds”), in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (“NOCP”), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees.  Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions—During the period, security transactions are accounted for no later than one business day following the trade date.  For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

New Accounting Pronouncements:

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Funds Trust

By (Signature and Title)		/s/ Linda A. Durkin	Linda A. Durkin, Treasurer

Date	May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Jeffrey Young	R. Jeffrey Young, President

Date	May 24, 2007

By (Signature and Title)		/s/ Linda A. Durkin	Linda A. Durkin, Treasurer

Date	May 24, 2007